Operating Segment Information Balance Sheet (Detail) In Thousands, unless otherwise specified	12 Months Ended																				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2011 Industrial Products JPY (¥)	Mar. 31, 2010 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)	Mar. 31, 2012 Eliminations USD ($)	Mar. 31, 2012 Eliminations JPY (¥)	Mar. 31, 2011 Eliminations JPY (¥)	Mar. 31, 2010 Eliminations JPY (¥)	Mar. 31, 2012 Corporate Assets USD ($)	Mar. 31, 2012 Corporate Assets JPY (¥)	Mar. 31, 2011 Corporate Assets JPY (¥)	Mar. 31, 2010 Corporate Assets JPY (¥)
Segment Reporting Information [Line Items]
Consolidated Total assets	$ 27,919,000	¥ 2,289,358,000	¥ 2,255,564,000	¥ 2,377,983,000	$ 21,624,341	¥ 1,773,196,000	¥ 1,770,074,000	¥ 1,821,103,000	$ 974,939	¥ 79,945,000	¥ 73,894,000	¥ 78,464,000	$ 1,325,622	¥ 108,701,000	¥ 80,527,000	¥ 89,342,000	$ (21,024)	¥ (1,724,000)	¥ (1,664,000)	¥ (1,250,000)	$ 4,015,122	¥ 329,240,000	¥ 332,733,000	¥ 390,324,000
Consolidated Expenditures for property, plant and equipment	893,549	73,271,000	66,875,000	66,886,000	806,219	66,110,000	59,282,000	60,389,000	37,744	3,095,000	3,235,000	3,325,000	33,293	2,730,000	2,487,000	1,553,000					16,293	1,336,000	1,871,000	1,619,000
Consolidated Expenditures for intangible fixed assets	176,878	14,504,000	18,807,000	13,383,000	108,732	8,916,000	10,670,000	9,051,000	1,915	157,000	434,000	258,000	17,085	1,401,000	1,672,000	1,246,000					49,146	4,030,000	6,031,000	2,828,000
Consolidated Depreciation of property, plant and equipment	792,488	64,984,000	67,231,000	70,394,000	707,732	58,034,000	59,261,000	62,497,000	38,195	3,132,000	4,190,000	4,385,000	31,951	2,620,000	2,044,000	1,922,000					14,610	1,198,000	1,736,000	1,590,000
Consolidated Amortization of intangible assets	$ 318,939	¥ 26,153,000	¥ 26,446,000	¥ 28,613,000	$ 226,756	¥ 18,594,000	¥ 19,320,000	¥ 21,955,000	$ 8,597	¥ 705,000	¥ 625,000	¥ 683,000	$ 14,488	¥ 1,188,000	¥ 1,226,000	¥ 1,224,000					$ 69,098	¥ 5,666,000	¥ 5,275,000	¥ 4,751,000